PRINCIPAL ACCOUNTING POLICIES (Details 8) (Wing On Travel, CNY)		12 Months Ended		12 Months Ended
	May 27, 2010 users	Dec. 31, 2012 Trademark	May 27, 2010 Trademark	Dec. 31, 2010 Customer list	May 27, 2010 Customer list
Purchase Price Allocation
Fair value	232,183,200		226,096,000		6,087,200
Useful lives				3 years
Period of recognized branding history		45 years
Period of travel awards		7 years
Registered users on website	700,000